24. EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Loss Per Share
Schedule of earnings per share

The diluted earnings (losses) per share are calculated by dividing the earnings (losses) attributable to the owners of ordinary shares by the weighted average quantity of available ordinary shares during the year summed to the weighted average quantity of ordinary shares that would be available on the conversion of all potential dilutive ordinary shares (stock options and restricted shares). Since the share price on December 31, 2019 is lower than the strike price, the options do not have a dilutive effect.

Continued operations	12.31.19	12.31.18	12.31.17
Basic numerator
Net earnings (loss) for the exercise attributable to controlling shareholders	1,067,312	(2,114,968)	(984,245)

Basic denominator
Common shares	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	811,539,167	811,294,251	803,559,763
Net earnings (loss) per share basic - R$	1.32	(2.61)	(1.22)

Diluted numerator
Net earnings (loss) for the exercise attributable to controlling shareholders	1,067,312	(2,114,968)	(984,245)

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	811,539,167	811,294,251	803,559,763
Number of potential shares (restricted shares)	2,327,952	-	-
Weighted average number of outstanding shares - diluted	813,867,119	811,294,251	803,559,763
Net earnings (loss) per share diluted - R$	1.31	(2.61)	(1.22)

Discontinued operations	12.31.19	12.31.18	12.31.17
Basic numerator
Net (loss) for the exercise attributable to controlling shareholders	(904,628)	(2,333,093)	(141,327)

Basic denominator
Common shares	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	811,539,167	811,294,251	803,559,763
Net (loss) per share basic - R$	(1.11)	(2.88)	(0.18)

Diluted numerator
Net (loss) for the exercise attributable to controlling shareholders	(904,628)	(2,333,093)	(141,327)

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	811,539,167	811,294,251	803,559,763
Weighted average number of outstanding shares - diluted	811,539,167	811,294,251	803,559,763
Net (loss) per share diluted - R$	(1.11)	(2.88)	(0.18)

Continued and discontinued operations	12.31.19	12.31.18	12.31.17
Basic numerator
Net earnings (loss) for the exercise attributable to controlling shareholders	162,684	(4,448,061)	(1,125,572)

Basic denominator
Common shares	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	811,539,167	811,294,251	803,559,763
Net earnings (loss) per share basic - R$	0.20	(5.48)	(1.40)

Diluted numerator
Net earnings (loss) for the exercise attributable to controlling shareholders	162,684	(4,448,061)	(1,125,572)

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	811,539,167	811,294,251	803,559,763
Number of potential shares (restricted shares)	2,327,952	-	-
Weighted average number of outstanding shares - diluted	813,867,119	811,294,251	803,559,763
Net earnings (loss) per share diluted - R$	0.20	(5.48)	(1.40)